Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance	¥ 45,907		¥ 41,092		¥ 45,208
Additions charged to costs and expenses	29,840		30,282		18,453
Deductions	(27,391)	[1]	(25,467)	[1]	(22,569)	[1]
Valuation allowances, ending balance	48,356		45,907		41,092
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance	274,559		265,850		301,022
Additions charged to costs and expenses	19,816		48,496		22,392
Deductions	(52,217)		(39,787)		(57,564)
Valuation allowances, ending balance	¥ 242,158		¥ 274,559		¥ 265,850

[1]	Primarily amounts written off.